CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS:
Loans receivable, allowance for loan losses	$ 6,916	$ 6,387
LIABILITIES AND SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	35,000,000	35,000,000
Common stock, shares issued	12,798,461	10,112,310
Common stock, outstanding (in shares)	12,798,461	10,112,310